Basis Of Semiannual Condensed Consolidated Financial Statements (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
Sep. 30, 2011
Changes in accounting estimates:
Intangible assets reclassified from intangible assets not subject to amortization to those subject to amortization	¥ 42,224
Amendments To Accounting Scope Of Embedded Credit Derivatives [Member]
Accounting changes:
Cumulative effect on retained earnings	¥ 135
Adoption date of new guidance	Apr. 01, 2011